May 8, 2018

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	The Guardian Separate Account N – Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 for Flexible Solutions® VUL (2018)
(File Nos. 811-09725; 333-222952)

Commissioners:

On behalf of The Guardian Separate Account N (the “Account”), and The Guardian Insurance & Annuity Company, Inc. (“GIAC”) transmitted herewith for filing under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) is the pre-effective amendment No. 1 to the registration statement on Form N-6 (the “Registration Statement”) for certain variable life insurance policies (File No. 333-222952).

This Pre-Effective Amendment No. 1 is being filed pursuant to the 1933 Act and in response to comments received from the SEC and to include illustrations, examples and certain other information not included in the initial Pre-registration statement. Responses to comments have been filed as separate Edgar correspondence.

Questions or comments regarding this Pre-Effective Amendment No. 1 should be directed to the undersigned. We anticipate seeking an effective date of June 11, 2018.

Sincerely,

/s/ Sheri L. Kocen
Sheri L. Kocen
Second Vice President and Counsel
The Guardian Life Insurance Company of America
7 Hanover Square
New York City, NY 10004 (212) 598-7469
(212) 919-2691 (fax) sheri_kocen@glic.com